RELATED PARTY TRANSACTIONS - Related Party Investors (Details)	1 Months Ended		3 Months Ended			4 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2024 customer	Sep. 30, 2024 Lender	Sep. 30, 2025 USD ($)	Mar. 31, 2025 shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) customer	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) customer shares	Dec. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Issuance of common stock (in shares) | shares									7,969,232
Amount of derivative liabilities associated with share reset adjustment			$ 395,619			$ 4,229,478	$ 395,619		$ 4,229,478	$ 0
Change in fair value of derivative liabilities			17,821		$ (30,919)		(526,388)	$ (30,919)	(187,428)	0
Revenues			8,707,042		5,997,703		26,206,876	16,380,734	22,652,885	19,972,239
Cost of revenue			5,832,429		4,200,351		17,345,653	11,009,940	16,706,177	14,934,962
Selling, general and administrative expenses			5,691,338		$ 4,330,687		18,270,674	$ 10,362,504	15,145,429	12,320,295
Accounts receivable			5,680,625			1,897,471	5,680,625		1,897,471	684,788
Amount of working capital advances owed from related party			$ 2,302,634			1,530,842	$ 2,302,634		1,530,842	$ 650,738
Investor, one
RELATED PARTY TRANSACTIONS
Debt, net						1,750,000			1,750,000
Accrued interest						384,000			384,000
Investor, two
RELATED PARTY TRANSACTIONS
Debt, net						1,400,000			1,400,000
Accrued interest						289,000			289,000
Entity that has controlling interest in customers
RELATED PARTY TRANSACTIONS
Revenues						644,000
Cost of revenue						188,000
Selling, general and administrative expenses						517,000
Accounts receivable						349,000			349,000
Amount of working capital advances owed from related party						102,000			102,000
Amount owed to related party						28,000			28,000
Related party investors
RELATED PARTY TRANSACTIONS
Number of individual lenders | Lender		2
Related party investor, one
RELATED PARTY TRANSACTIONS
Amount of derivative liabilities associated with share reset adjustment						$ 1,146,000			1,146,000
Change in fair value of derivative liabilities									$ 192,000
Related party investor, one | Entity that has controlling interest in customers
RELATED PARTY TRANSACTIONS
Percentage owned						100.00%			100.00%
Related party investor, one | Minimum
RELATED PARTY TRANSACTIONS
Percentage of ownership		5.00%			5.00%			5.00%
Related party investor, one | Subsequent events
RELATED PARTY TRANSACTIONS
Issuance of common stock (in shares) | shares				1,460,130
Related party investor, two
RELATED PARTY TRANSACTIONS
Amount of derivative liabilities associated with share reset adjustment						$ 624,000			$ 624,000
Change in fair value of derivative liabilities									$ 104,000
Related party investor, two | Minimum
RELATED PARTY TRANSACTIONS
Percentage of ownership		5.00%			5.00%			5.00%
Related party investor, two | Subsequent events
RELATED PARTY TRANSACTIONS
Issuance of common stock (in shares) | shares				795,675
Related Party Managed Solutions Customers
RELATED PARTY TRANSACTIONS
Number of customers | customer									4
Number of customers acquired | customer	1
Number of customers acquired | customer						3